Intangible Assets, Net - Schedule of Intangible Assets and Goodwill (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets amortisation expense	$ 3,091	¥ 20,169	¥ 7,681	¥ 3,546